Investments in Other Entities - Summary of Investments in Other Entities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of investments in associates and other [line items]
Investments in other entities	$ 383		$ 7,623	$ 9,751	[2]
Investment in Associates and Joint Ventures | Investment in Associates and Joint Ventures
Disclosure of investments in associates and other [line items]
Investments in other entities			$ 7,623	$ 9,751

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18